Employee benefits - Movements in the present value of defined benefit obligations (PBO) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits
Benefits paid by the plan		$ (16,772)	$ (17,049)
Actuarial (gains) losses recognized in other comprehensive income		(30,136)	(3,919)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits
PBO as at January 1	$ 500,072	462,986
Benefits paid by the plan	(54,932)	(38,393)
Service cost	30,108	28,084
Interest cost	50,421	41,410
Actuarial (gains) losses recognized in other comprehensive income	110,533	494	13,458
Past service cost - plan amendments	0	5,491
PBO as at December 31	$ 636,202	500,072	462,986
Present value of defined benefit obligation [member] | Previously Reported
Disclosure of Employee benefits
PBO as at January 1		$ 512,210	462,554
Benefits paid by the plan			(32,940)
Service cost			28,968
Interest cost			40,170
Actuarial (gains) losses recognized in other comprehensive income			13,458
Past service cost - plan amendments			0
PBO as at December 31			$ 512,210